Liabilities for quality assurance (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Net Changes in Liabilities for Quality Assurances
The net change in liabilities for quality assurance above for the years ended March 31, 2020, 2021 and 2022 consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Liabilities for quality assurance at beginning of year	1,769,514	1,552,970	1,482,872
Additional provisions	372,619	345,563	362,180
Utilization	(482,918)	(347,806)	(278,094)
Reversals	(99,533)	(77,479)	(32,124)
Other	(6,712)	9,624	20,877

Liabilities for quality assurance at end of year	1,552,970	1,482,872	1,555,711

Disclosure of Net Changes in Liabilities for Recalls and Other Safety Measures
The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2020, 2021 and 2022.

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Liabilities for recalls and other safety measures at beginning of year	1,302,309	1,104,711	1,093,689
Additional provisions	225,373	229,763	245,542
Utilization	(354,759)	(228,044)	(165,482)
Reversals	(61,099)	(16,199)	(9,389)
Other	(7,113)	3,458	6,853

Liabilities for recalls and other safety measures at end of year	1,104,711	1,093,689	1,171,213